Document and Entity Information	0 Months Ended
Mar. 02, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	HSBC ADVISOR FUNDS TRUST
Central Index Key	0001010296
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Feb. 27, 2015